Contents of Significant Accounts - Income Tax - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries	$ 0	$ 28,072,000
Deductible temporary differences for which no deferred income tax assets have been recognized	$ 445,000	$ 3,727,000